Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance value at Dec. 31, 2012	$ 225,304	$ 0	$ 4	$ 246,102	$ (20,802)
Balance, shares at Dec. 31, 2012		4,540	40,517,413
Issuance of common shares, value	307,542		$ 9	307,533
Issuance of common shares, number of shares			94,097,529
Issuance of restricted shares / Stock- based compensation, value	1,089			1,089
Issuance of restricted shares, number of shares			2,100,000
Dividend paid/declared	(24,521)			(24,521)
Net income/ (loss)	(58,592)				(58,592)
Balance value at Dec. 31, 2013	450,822	$ 0	$ 13	530,203	(79,394)
Balance, shares at Dec. 31, 2013		4,540	136,714,942
Issuance of common shares, value	54,289		$ 2	54,287
Issuance of common shares, number of shares			14,950,000
Issuance of restricted shares / Stock- based compensation, value	5,254			5,254
Dividend paid/declared	(32,619)			(32,619)
Net income/ (loss)	13,047				13,047
Balance value at Dec. 31, 2014	490,793	$ 0	$ 15	557,125	(66,347)
Balance, shares at Dec. 31, 2014		4,540	151,664,942
Conversion of preferred stock into puttable common stock			800,000
Redemption of puttable common stock, shares			(150,000)
Conversion of preferred stock into common stock			172,800
Conversion of preferred stock into common stock		(540)
Acquisition of treasury stock, value	(9,904)			(9,904)
Acquisition of treasury stock, shares			(2,704,752)
Issuance of restricted shares / Stock- based compensation, value	2,362			2,362
Dividend paid/declared	(32,117)			(8,727)	(23,390)
Net income/ (loss)	89,737				89,737
Balance value at Dec. 31, 2015	$ 540,871	$ 0	$ 15	$ 540,856	$ 0
Balance, shares at Dec. 31, 2015		4,000	149,782,990